Derivative warrant liability (Tables)	12 Months Ended
Sep. 30, 2021
Derivative warrant liability.
Schedule of change in fair value of warrants

	As at
	September
	30, 2020
Share price	C$	1.31
Risk-free interest rate		0.23%
Expected volatility		60.8%
Expected life of warrant		0.75 years
Expected dividend yield		0%

Schedule of warrant activity

Amount
Balance September 30, 2019	$—
Issued	1,627
Change in fair value	198
Change in foreign exchange rate	30
Balance September 30, 2020	1,855
Exercised at a weighted average Black-Scholes fair value of $0.31	(4,140)
Change in fair value	2,112
Change in foreign exchange rate	173
Balance September 30, 2021	$—